Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

        Following the completion of the AerCap Transaction, Predecessor conformed certain of its accounting policies to be consistent with Successor accounting policies. These changes impact the timing and amount of revenues and expenses recognized in results of operations and the classification of amounts recorded in the financial statements in periods subsequent to the Closing Date. Accordingly, we have listed our significant accounting policies applicable to the Successor period below.

Significant Accounting Policies of the Successor

        Use of estimates:    The preparation of Condensed, Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For us, the use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivable, deferred tax assets and accruals and reserves. Management considers information available from professional appraisers, where possible, to support estimates, particularly with respect to flight equipment. Despite management's best efforts to accurately estimate such amounts, actual results could materially differ from those estimates.

        On May 14, 2014, we applied the acquisition method of accounting and measured the identifiable assets acquired, the liabilities assumed and any non-controlling interest at the acquisition date fair value.

        Cash and cash equivalents:    Cash and cash equivalents include cash and highly liquid investments with an original maturity of three months or less.

        Restricted cash:    Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to service the aircraft securing the debt and to make principal and interest payments on the debt.

        Trade receivables:    Trade receivables represent unpaid, current lessee obligations under existing lease contracts. Allowances are provided for doubtful accounts where it is considered that there is a significant risk of non-recovery. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor's operating environment.

        Flight equipment held for operating leases, net:    Flight equipment held for operating leases, including aircraft, is stated at cost less accumulated depreciation and impairment. Costs incurred in the acquisition of aircraft are depreciated over the estimated useful life of the equipment. The costs of improvements to flight equipment are normally expensed unless the improvement materially increases the long-term value of the flight equipment or extends the useful life of the flight equipment. The capitalized cost is depreciated over the estimated remaining useful life of the aircraft. Flight equipment acquired is depreciated over the assets' useful life, generally based on 25 years from the date of manufacture, or a shorter life depending on the disposition strategy, using the straight-line method to the estimated residual (salvage) value. The current estimates for residual values for most aircraft types are 15 percent of original manufacture cost, in line with industry standards, except where more recent industry information indicates a different value is appropriate. Differences between our estimates of useful lives and residual values and actual experience may result in future impairments of aircraft and/or additional gains or losses upon disposal. We review the estimated useful lives and residual values of aircraft periodically based on our knowledge to determine if they are appropriate and record adjustments to depreciation prospectively on an aircraft by aircraft basis as necessary.

        On a quarterly basis, we evaluate the need to perform a recoverability assessment when events or changes in circumstances indicate that the carrying value of our long-lived assets may not be recoverable. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets. In relation to flight equipment on operating lease, the impairment assessment is performed on each individual aircraft. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized. The loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

        Fair value reflects the present value of cash expected to be received from the aircraft in the future, including its expected residual value discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under then current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft, appraisal data and industry trends. Residual (salvage) value assumptions generally reflect 15 percent of the original manufacture costs, in line with industry standards, except where more recent industry information indicates a different value is appropriate. We generally focus our impairment assessment on older aircraft as the cash flows supporting the carrying value of such older aircraft are more dependent upon current lease contracts, which leases are more sensitive to weaknesses in the global economic environment. Deterioration of the global economic environment and a decrease of aircraft values might have a negative effect on the undiscounted cash flows of older aircraft and might trigger impairments.

        Notes receivable:    Notes receivable represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. Allowances are made for doubtful accounts where there is a significant risk of non-recovery of the note receivable. The assessment of the risk of non-recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor's operating environment.

        Capitalization of interest:    We capitalize interest on prepayments on flight equipment in respect of flight equipment on forward order with aircraft manufacturers and add such amount to prepayments on flight equipment. The amount of interest capitalized is the actual interest costs incurred on funding specific to the progress payments, if any, or the amount of interest costs which could have been avoided in the absence of such progress payments.

        Investment in finance and sales-type leases:    If a lease meets specific criteria under GAAP at the inception of the lease, we recognize the lease in Net investment in finance and sales-type leases on our Condensed, Consolidated Balance Sheets. For sales-type leases, we de-recognize the aircraft and any lease-related assets or liabilities and recognize the difference between the aircraft carrying value, including the lease-related assets and liabilities, and the Net investment in finance and sales-type leases as a gain or loss. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Other income on our Condensed, Consolidated Statements of Income over the lease term in a manner that produces a constant rate of return on the lease.

        Lease related intangible asset for maintenance rights component of in-place leases and lease premium:    The lease related intangible for maintenance rights component arise from the application of the acquisition method of accounting and represent the fair value of our contractual aircraft return rights under our leases at the Closing Date. The maintenance rights represent the difference between the specified maintenance return condition in our leases and the actual physical condition of our aircraft at the Closing Date.

        Our End-of-lease contracts ("EOL" contracts) include a right to a specified maintenance return condition of our aircraft at the end of the lease and is recognized when an EOL contract is acquired as part of a business combination.

        Our Maintenance reserved lease contracts ("MR" contracts) include a right to a specified maintenance return condition of our aircraft equal to our obligations for reimbursements for qualifying maintenance events and lessor contributions to the lessee. The maintenance right component is recognized when a MR contract is acquired as part of a business combination.

        Maintenance rights expense is included in Leasing expenses in our Condensed, Consolidated Statements of Income. We did not record any maintenance right expense for the period beginning May 14, 2014 and ending June 30, 2014. During this period, we did not have lease terminations for EOL contracts.

        The lease premium represents the value of an acquired lease where the contractual rent payments are above the market rate. We amortize the lease premium on a straight-line basis over the term of the lease as a reduction of lease revenue.

        Other definite-lived intangible assets:    These primarily represent customer relationships recorded at fair value upon the consummation of the AerCap Transaction.

        The rate of amortization of these definite-lived intangible assets is estimated based on the period over which we expect to derive economic benefits from such assets. We evaluate all definite-lived intangible assets for impairment.

        Derivative financial instruments:    We may use derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on the balance sheet at their fair value which includes a consideration of the credit rating and risk attaching to the counterparty of the derivative contract. We have considered both the quantitative and qualitative factors when determining our counterparty credit risk. We do not apply hedge accounting to our derivatives. Changes in fair value of derivatives are recorded in Interest expense.

        Net cash received or paid under derivative contracts in any reporting period is classified as operating cash flow in our Condensed, Consolidated Statements of Cash Flows.

        Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

        Other assets:    Other assets consist of inventory, prepaid expenses, debt issuance costs, other receivables and other tangible fixed assets. Inventory consists primarily of engine and airframe parts when we have aircraft for part-out. Inventory is valued at the lower of cost or market value. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and for bulk purchases. Costs are allocated using the relationship of the cost of the engine, aircraft, or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale this ratio is applied to the sales price of each individual part to determine its cost. We periodically evaluate this ratio and, if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is reduced to zero. Other tangible fixed assets consist of computer equipment, motor vehicles and office furniture and are valued at acquisition cost and depreciated at various rates between 16 percent to 33 percent per annum over the assets' useful lives using the straight-line method.

        Accrued maintenance liability:    In all of our aircraft leases, the lessee is responsible for maintenance and repairs of our flight equipment and related expenses during the term of the lease. In some instances, we may incur maintenance and repair expenses for our aircraft. Maintenance and repair expenses are included in Leasing expenses on our Condensed, Consolidated Statement of Income, to the extent such expenses are incurred by us. In many operating and finance lease contracts, the lessee has the obligation to make a periodic payment of supplemental maintenance rents which is calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as revenue all supplemental maintenance rent receipts not expected to be reimbursed to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received enough maintenance rents under a particular lease to cover the total amount of estimated maintenance reimbursements during the remaining lease term. In these leases, upon lessee presentation of invoices evidencing the completion of qualifying maintenance on the aircraft, we make a payment to the lessee to compensate for the cost of the maintenance, up to the maximum of the supplemental maintenance rent payments made with respect to the lease contract.

        In most lease contracts not requiring the payment of supplemental maintenance rents, the lessee is generally required to re-deliver the aircraft in a similar maintenance condition (normal wear and tear excepted) as when accepted under the lease, with reference to major life-limited components of the aircraft. To the extent that such components are redelivered in a different condition than at acceptance, there is generally EOL cash compensation for the difference at redelivery. We recognize receipts of EOL cash compensation as lease revenue when received to the extent those payments exceed the EOL contract maintenance rights intangible asset, and payments of EOL compensation as leasing expenses when paid.

        In addition, we may be obligated to make additional payments to the lessee for maintenance related expenses (lessor maintenance contributions) primarily related to usage of major life-limited components occurring prior to entering into the lease. For lease contracts completed subsequent to the AerCap Transaction, we account for planned major maintenance activities such as lessor contributions based on the expense as incurred method. We record a charge to leasing expenses at the time of the occurrence of a lessor contribution. Where we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.

        For all of our MR contracts, any amounts of accrued maintenance liability existing at the end of a lease are released and recognized as lease revenue, net of any maintenance rights intangible asset balance at lease termination. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet, net of any maintenance rights intangible asset balance, and recognized as net gain on sale of assets as part of the sale of the flight equipment.

        On the Closing Date, for all contracts outstanding at that date, we determined the fair value of our maintenance liability, including lessor contributions, based on the present value of the expected cash outflows. We accrete these discounted amounts to their respective nominal values, using the effective interest method, recognizing an increase to interest expense, to the expected maintenance event dates.

        Debt and Deferred Debt Issue Costs:    Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums, where applicable, and fair value adjustments. The fair value adjustments reflect the application of the acquisition method of accounting to the debt outstanding on the Closing Date. We amortize the amount of discount or premium and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method.

        Lessee Security Deposits:    On the Closing Date we discounted our lessee security deposits to their respective present values. We accrete these discounted amounts to their respective nominal values, using the effective interest method, recognizing an increase to interest expense, over the period we expect to refund the security deposits to each lessee.

        Revenue recognition:    We lease flight equipment principally under operating leases and recognize rental income ratably over the life of the lease as it is earned. At lease inception we review all necessary criteria to determine proper lease classification. Our lease contracts normally include default covenants, and the effect of a default by a lessee is generally to oblige the lessee to pay damages to the lessor to put the lessor in the position one would have been had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We account for lease agreements that include step rent clauses on a straight-line basis. Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate existing at the inception of the lease; any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change. In certain cases, leases provide for rentals based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. We cease revenue recognition on a lease contract when the collectability of such rentals is no longer reasonably assured. For past-due rentals which have been recognized as revenue, provisions are established on the basis of management's assessment of collectability and to the extent such rentals exceed related security deposits held, and are recorded as expenses on the income statement.

        Most of our lease contracts require payment in advance. Rentals received, but unearned under these lease agreements are recorded as deferred revenue on the balance sheet.

        Net gain (loss) on sale of assets originate primarily from the sale of aircraft and engines and are recognized when the delivery of the relevant asset is complete and the risk of loss has transferred to the buyer.

        Revenues from Net investment in finance and sales-type leases are recognized on the interest method to produce a level yield over the life of the finance lease. Expected unguaranteed residual values of leased assets are based on our assessment of residual values and independent appraisals of the values of leased assets remaining at expiration of the lease terms.

        Revenue from secured loans, notes receivables and other interest bearing instruments is recognized on an effective yield basis as interest accrues under the associated contracts. Revenue from lease management fees is recognized as income as it accrues over the life of the contract. Revenue from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if collection is reasonably assured. Other revenue includes any net gains we generate from the sale of aircraft related investments, such as our subordinated interests in securitization vehicles and notes, warrants or convertible securities issued by our lessees, which we receive from lessees as compensation for amounts owed to us in connection with lease restructurings.

        Share-based compensation:    The amount of such expense is determined by reference to the fair value of the restricted share units or options on the grant date. The share-based compensation expense is recognized over the vesting period using the straight-line method. We estimate the fair value of options using the Black Scholes option pricing model.

        Foreign currencies:    Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time the transaction took place. Subsequent receivables or payables resulting from such foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at each balance sheet date. All resulting exchange gains and losses are taken to the income statement under selling, general and administrative expenses.

        Variable interest entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; an (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

        Income Taxes:    We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

        Deferred tax assets and liabilities:    We report deferred taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.

Significant Accounting Policies of the Predecessor

        For a discussion of the significant accounting policies of the Predecessor, see "Note B—Summary of Significant Accounting Policies", in Part IV, Item 8 of our Predecessor's Annual Report on Form 10-K for the year ended December 31, 2013.

Recent Accounting Guidance

Accounting Standards Adopted during 2014:

  Presentation of Unrecognized Tax Benefits

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Predecessor adopted the standard prospectively on January 1, 2014 and reclassed Current income taxes and other tax liabilities of $127.4 million to Deferred income taxes as a result of the adoption.

Future Application of Accounting Guidance:

  Reporting Discontinued Operations

        In April 2014, the FASB issued an accounting standard that changes the requirements for presenting a component or group of components of an entity as a discontinued operation and requires new disclosures. Under the standard, the disposal of a component or group of components of an entity should be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, will be eligible for presentation as a discontinued operation if they meet the new definition. The standard also requires entities to provide specified disclosures about a disposal of an individually significant component of an entity that does not qualify for discounted operations presentation.

        The standard is effective prospectively for all disposals of components (or classification of components as held for sale) of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted, but only for disposals (or classifications of components as held for sale) that have not been reported in financial statements previously issued. We plan to adopt the standard on its required effective date of January 1, 2015 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations or cash flows.

  Revenue from Contracts with Customers

        In May 2014, the FASB issued an accounting standard that provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

        This standard will be effective for the fiscal year beginning after December 1, 2016 and subsequent interim periods. We have the option to apply the provisions of the standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this standard recognized at the date of initial application. Early adoption is not permitted. We plan to adopt the standard on its required effective date of January 1, 2017. We are evaluating the effect the adoption of the standard will have on our consolidated financial statements.